UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
(Name and address of agent for service)

1-855-739-9950

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 81.6%(a)
COMMON STOCKS - 73.9%(a)

	Computer Services - 13.2%
106,000	Accenture PLC	$7,049,000
189,980	Cognizant Technology Solutions Corp. *	14,068,019
		21,117,019

	Distribution/Wholesale - 3.2%
110,000	Fastenal Co.	5,135,900

	Engineering/Research & Development Services - 4.7%
175,000	Jacobs Engineering Group, Inc. *	7,449,750

	Enterprise Software/Services - 6.2%
300,000	Oracle Corp.	9,996,000

	Finance, Credit Card - 6.5%
68,160	Visa Inc.	10,331,693

	Investment Management/Advisory Services - 4.4%
56,660	Franklin Resources, Inc.	7,122,162

	Medical, Health Maintenance Organization - 2.2%
65,000	UnitedHealth Group Inc.	3,525,600

	Oil & Gas Drilling - 5.4%
154,000	Helmerich & Payne, Inc.	8,625,540

	Oil Companies, Exploration & Production - 5.4%
110,000	Apache Corporation	8,635,000

	Pharmacy Services - 6.2%
185,000	Express Scripts Holding Company *	9,990,000

	Retail, Major Department Stores - 4.3%
160,850	The TJX Companies, Inc.	6,828,083

	Super-Regional Banks - United States - 5.5%
150,000	PNC Financial Services Group, Inc.	8,746,500

	Transportation, Trucking - 0.8%
99,880	Heartland Express, Inc.	1,305,432

	Web Portals/Internet Service Providers - 5.9%
13,400	Google Inc. *	9,505,558
	Total common stocks (cost $83,730,630)	118,314,237

CORPORATE BONDS - 7.7%(a)

	Commercial Banks, Non-United States - 1.8%
$2,747,000	Westpac Banking Corp.,
	3.00%, due 08/04/15	2,901,294

	Diversified Banking Institutions - 2.5%
3,800,000	JP Morgan Chase & Co.,
	3.70%, due 01/20/15	4,000,951

	Finance, Credit Card - 1.9%
2,850,000	American Express Credit Corp.,
	2.80%, due 09/19/16	3,015,428

	Oil Companies, Integrated - 1.5%
2,315,000	Shell International Finance B.V.,
	3.10%, due 06/28/15	2,452,423
	Total corporate bonds (cost $11,768,314)	12,370,096
	Total long-term investments (cost $95,498,944)	130,684,333

SHORT-TERM INVESTMENTS - 18.5%(a)

	Money Market Fund - 18.5%
29,637,683	Invesco Treasury Portfolio, 0.02%^	29,637,683
	Total short-term investments (cost $29,637,683)	29,637,683
	Total investments - 100.1% (cost $125,136,627)	160,322,016
	Liabilities, less other assets - (0.1%) (a)	(97,445)
	TOTAL NET ASSETS - 100.0%	$160,224,571

(a)	Percentages for the various classifications relate to net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of December 31, 2012.

B.V. -	Dutch Limited Liability Company
PLC -	Public Limited Company

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$125,136,627

Gross unrealized appreciation	37,324,236
Gross unrealized depreciation	(2,138,847)
Net unrealized appreciation	$35,185,389

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$118,314,237
	Short-Term Money Market Fund	29,637,683
	Total Level 1	147,951,920
Level 2 –	Long-Term Corporate Bonds	12,370,096
Level 3 –		---
Total		$160,322,016

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the quarter ended December 31, 2012, the Funds recognized no transfers to/from level 1 or level 2. The Fund did not invest in any level 3 investments during the reporting period.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(d).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Provident Mutual Funds, Inc.

     By (Signature and Title) /s/  J. Scott Harkness
                             J. Scott Harkness, President/Principal Executive Officer

     Date     February 20, 2012

     By (Signature and Title) /s/  Michael A. Schelble
 Michael A. Schelble, Treasurer/Principal Financial Officer

       Date    February 20, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/  J. Scott Harkness
                             J. Scott Harkness, President/Principal Executive Officer

     Date     February 20, 2012

     By (Signature and Title) /s/  Michael A. Schelble
 Michael A. Schelble, Treasurer/Principal Financial Officer

       Date     February 20, 2012